Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.44%
Aerospace & Defense–10.39%
BWX Technologies, Inc.	52,534	$10,742,678
Carpenter Technology Corp.	26,599	10,483,996
Curtiss-Wright Corp.	20,666	14,076,026
Embraer S.A., ADR (Brazil)	84,565	5,018,087
Howmet Aerospace, Inc.	73,116	16,850,313
Karman Holdings, Inc.(b)(c)	85,987	6,883,259
Woodward, Inc.	19,904	7,124,040
		71,178,399
Apparel Retail–1.95%
Ross Stores, Inc.	61,615	13,347,657
Apparel, Accessories & Luxury Goods–1.58%
Ralph Lauren Corp.	31,352	10,784,775
Automotive Parts & Equipment–0.56%
Aptiv PLC(b)	55,178	3,831,560
Biotechnology–2.60%
Alnylam Pharmaceuticals, Inc.(b)	10,357	3,426,821
Insmed, Inc.(b)	23,081	3,774,205
Natera, Inc.(b)	53,048	10,609,069
		17,810,095
Cargo Ground Transportation–2.56%
Knight-Swift Transportation Holdings, Inc.(c)	133,843	7,706,680
XPO, Inc.(b)	50,571	9,838,588
		17,545,268
Communications Equipment–2.20%
Lumentum Holdings, Inc.(b)(c)	21,459	15,080,527
Construction & Engineering–8.09%
Comfort Systems USA, Inc.	14,504	20,000,871
MasTec, Inc.(b)	47,685	15,342,172
Quanta Services, Inc.	36,493	20,035,387
		55,378,430
Construction Machinery & Heavy Transportation Equipment– 0.75%
PACCAR, Inc.	44,671	5,159,501
Construction Materials–0.52%
Martin Marietta Materials, Inc.	6,062	3,568,578
Diversified Metals & Mining–0.32%
Hudbay Minerals, Inc. (Canada)	104,067	2,175,000
Electric Utilities–0.89%
NRG Energy, Inc.	41,600	6,079,424
Electrical Components & Equipment–4.83%
AMETEK, Inc.	47,011	10,077,278
Regal Rexnord Corp.(c)	16,747	3,136,043
Rockwell Automation, Inc.	14,528	5,213,809
Vertiv Holdings Co., Class A	58,349	14,621,092
		33,048,222
Shares		Value
Electronic Components–1.35%
Coherent Corp.(b)	38,900	$9,266,369
Electronic Equipment & Instruments–1.23%
Cognex Corp.	68,383	3,350,083
Keysight Technologies, Inc.(b)	17,908	5,056,682
		8,406,765
Electronic Manufacturing Services–4.63%
Celestica, Inc. (Canada)(b)	32,127	9,049,533
Flex Ltd.(b)	229,574	15,027,914
TE Connectivity PLC (Switzerland)	36,647	7,659,956
		31,737,403
Environmental & Facilities Services–0.52%
Rollins, Inc.(c)	66,464	3,549,842
Financial Exchanges & Data–2.76%
Cboe Global Markets, Inc.(c)	32,174	9,043,146
MSCI, Inc.	5,834	3,144,585
Nasdaq, Inc.	79,361	6,736,955
		18,924,686
Food Retail–1.63%
Casey’s General Stores, Inc.(c)	15,351	11,173,379
Health Care Distributors–3.37%
Cardinal Health, Inc.	37,954	8,020,060
Cencora, Inc.	47,850	15,031,599
		23,051,659
Health Care Equipment–1.52%
IDEXX Laboratories, Inc.(b)	18,514	10,402,831
Health Care Facilities–1.59%
Encompass Health Corp.	54,667	5,287,939
Tenet Healthcare Corp.(b)	29,565	5,579,211
		10,867,150
Health Care Services–1.78%
Guardant Health, Inc.(b)(c)	65,458	6,046,355
Labcorp Holdings, Inc.(c)	23,059	6,152,372
		12,198,727
Health Care Supplies–0.80%
Medline, Inc., Class A(b)	122,808	5,464,956
Heavy Electrical Equipment–0.63%
Forgent Power Solutions, Inc.(b)(c)	147,543	4,318,584
Hotels, Resorts & Cruise Lines–5.88%
Hilton Worldwide Holdings, Inc.	72,743	22,119,691
Marriott International, Inc., Class A	33,701	11,022,586
Viking Holdings Ltd.(b)	96,518	7,092,143
		40,234,420
Industrial Machinery & Supplies & Components–3.51%
ESCO Technologies, Inc.	6,280	1,767,004
ITT, Inc.	53,424	10,178,875
RBC Bearings, Inc.(b)	9,612	5,220,469
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
SPX Technologies, Inc.(b)	34,438	$6,885,534
		24,051,882
Internet Services & Infrastructure–3.27%
Akamai Technologies, Inc.(b)(c)	47,498	5,455,145
Cloudflare, Inc., Class A(b)	57,189	11,800,378
MongoDB, Inc.(b)	20,897	5,114,959
		22,370,482
Investment Banking & Brokerage–2.33%
Evercore, Inc., Class A	34,263	10,227,848
LPL Financial Holdings, Inc.	19,116	5,750,666
		15,978,514
Life Sciences Tools & Services–0.91%
Mettler-Toledo International, Inc.(b)	4,934	6,222,761
Movies & Entertainment–1.26%
Live Nation Entertainment, Inc.(b)	22,004	3,355,830
TKO Group Holdings, Inc.	26,002	5,243,303
		8,599,133
Oil & Gas Equipment & Services–2.82%
Baker Hughes Co., Class A	111,076	6,781,190
TechnipFMC PLC (United Kingdom)	181,059	12,516,609
		19,297,799
Oil & Gas Exploration & Production–0.78%
Diamondback Energy, Inc.	27,132	5,366,438
Oil & Gas Storage & Transportation–1.56%
Cheniere Energy, Inc.	25,613	7,267,945
Targa Resources Corp.	13,621	3,415,193
		10,683,138
Other Specialty Retail–0.51%
Ulta Beauty, Inc.(b)	6,684	3,493,794
Pharmaceuticals–0.96%
Royalty Pharma PLC, Class A	137,507	6,596,211
Real Estate Services–0.89%
CBRE Group, Inc., Class A(b)	44,994	6,094,887
Regional Banks–0.94%
Citizens Financial Group, Inc.	107,660	6,456,370
Shares		Value
Semiconductor Materials & Equipment–2.90%
MKS, Inc.	29,402	$6,756,874
Teradyne, Inc.	44,162	13,092,266
		19,849,140
Semiconductors–6.83%
Lattice Semiconductor Corp.(b)(c)	143,393	13,301,135
MACOM Technology Solutions Holdings, Inc.(b)	54,096	12,013,099
Monolithic Power Systems, Inc.	19,636	21,469,020
		46,783,254
Specialty Chemicals–0.54%
Element Solutions, Inc.(c)	107,475	3,669,197
Transaction & Payment Processing Services–0.50%
Corpay, Inc.(b)	11,801	3,433,973
Total Common Stocks & Other Equity Interests (Cost $456,293,858)		653,531,180
Money Market Funds–4.80%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	11,598,545	11,598,545
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	21,264,090	21,264,090
Total Money Market Funds (Cost $32,862,635)		32,862,635
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $489,156,493)		686,393,815
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.85%
Invesco Private Government Fund, 3.63%(d)(e)(f)	18,757,693	18,757,693
Invesco Private Prime Fund, 3.80%(d)(e)(f)	48,703,926	48,708,796
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,466,660)		67,466,489
TOTAL INVESTMENTS IN SECURITIES–110.09% (Cost $556,623,153)		753,860,304
OTHER ASSETS LESS LIABILITIES—(10.09)%		(69,070,542)
NET ASSETS–100.00%		$684,789,762
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,321,272	$24,182,395	$(15,905,122)	$-	$-	$11,598,545	$69,490
Invesco Treasury Portfolio, Institutional Class	5,892,012	44,910,161	(29,538,083)	-	-	21,264,090	125,628
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,930,845	104,338,352	(106,511,504)	-	-	18,757,693	128,566*
Invesco Private Prime Fund	54,454,912	209,688,469	(215,430,700)	(171)	(3,714)	48,708,796	339,176*
Total	$84,599,041	$383,119,377	$(367,385,409)	$(171)	$(3,714)	$100,329,124	$662,860

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$653,531,180	$—	$—	$653,531,180
Money Market Funds	32,862,635	67,466,489	—	100,329,124
Total Investments	$686,393,815	$67,466,489	$—	$753,860,304
Invesco V.I. Discovery Mid Cap Growth Fund